Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

Colony Bankcorp, Inc. (the Company) is a bank holding company located in Fitzgerald, Georgia. The consolidated financial statements include the accounts of Colony Bankcorp, Inc. and its wholly-owned subsidiary, Colony Bank, Fitzgerald, Georgia. All significant intercompany accounts have been eliminated in consolidation. The accounting and reporting policies of Colony Bankcorp, Inc. conform to generally accepted accounting principles and practices utilized in the commercial banking industry.

Nature of Operations [Policy Text Block]
Nature of Operations

The Company provides a full range of retail and commercial banking services for consumers and small- to medium-size businesses located primarily in central, south and coastal Georgia. Colony Bank is headquartered in Fitzgerald, Georgia with banking offices in Albany, Ashburn, Broxton, Centerville, Columbus, Cordele, Douglas, Eastman, Fitzgerald, Leesburg, Moultrie, Quitman, Rochelle, Savannah, Soperton, Statesboro, Sylvester, Thomaston, Tifton, Valdosta and Warner Robins. Lending and investing activities are funded primarily by deposits gathered through its retail banking office network.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans.

Reclassification, Policy [Policy Text Block]
Reclassifications

In certain instances, amounts reported in prior years’ consolidated financial statements and note disclosures have been reclassified to conform to statement presentations selected for
2016.
Such reclassifications had no effect on previously reported stockholders’ equity or net income.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Concentrations of credit risk can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions. The Company has a concentration in real estate loans as well as a geographic concentration that could pose an adverse credit risk, particularly with the current economic downturn in the real estate market. At
December
31,
2016,
approximately
87
percent of the Company’s loan portfolio was concentrated in loans secured by real estate. A substantial portion of borrowers’ ability to honor their contractual obligations is dependent upon the viability of the real estate economic sector. Declining collateral real estate values that secure land development, construction and speculative real estate loans in the Company’s larger MSA markets have resulted in high loan loss provisions in recent years. In addition, a large portion of the Company’s foreclosed assets are also located in these same geographic markets, making the recovery of the carrying amount of foreclosed assets susceptible to changes in market conditions. Management continues to monitor these concentrations and has considered these concentrations in its allowance for loan loss analysis.

The success of the Company is dependent, to a certain extent, upon the economic conditions in the geographic markets it serves. Adverse changes in the economic conditions in these geographic markets would likely have a material adverse effect on the Company’s results of operations and financial condition. The operating results of the Company depend primarily on its net interest income. Accordingly, operations are subject to risks and uncertainties surrounding the exposure to changes in the interest rate environment.

At times, the Company
may
have cash and cash equivalents at financial institutions in excess of federal deposit insurance limits. The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

Investment, Policy [Policy Text Block]
Investment
Securities

The Company classifies its investment securities as trading, available for sale or held to maturity. Securities that are held principally for resale in the near term are classified as trading. Trading securities are carried at fair value, with realized and unrealized gains and losses included in noninterest income. Currently, no securities are classified as trading. Securities acquired with both the intent and ability to be held to maturity are classified as held to maturity and reported at amortized cost. All securities not classified as trading or held to maturity are considered available for sale. Securities available for sale are reported at estimated fair value. Unrealized gains and losses on securities available for sale are excluded from earnings and are reported, net of deferred taxes, in accumulated other comprehensive income (loss), a component of stockholders’ equity. Gains and losses from sales of securities available for sale are computed using the specific identification method. Securities available for sale includes securities, which may
be sold to meet liquidity needs arising from unanticipated deposit and loan fluctuations, changes in regulatory capital requirements, or unforeseen changes in market conditions.

The Company evaluates each held to maturity and available for sale security in a loss position for other-than-temporary impairment (OTTI). In estimating other-than-temporary impairment losses, management considers such factors as the length of time and the extent to which the market value has been below cost, the financial condition of the issuer and the Company’s intent to sell and whether it is more likely than not that the Company will be required to sell the security before anticipated recovery of the amortized cost basis. If the Company intends to sell or if it is more likely than not that the Company will be required to sell the security before recovery, the OTTI write-down is recognized in earnings. If the Company does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income (loss).

Investment in Federal Home Bank Stock [Policy Text Block]
Federal
Home
Loan
Bank
Stock

Investment in stock of a Federal Home Loan Bank (FHLB) is required for every federally insured institution that utilizes its services. FHLB stock is considered restricted, as defined in the accounting standards. The FHLB stock is reported in the consolidated financial statements at cost. Dividend income is recognized when earned.

Policy Loans Receivable, Policy [Policy Text Block]
Loans

Loans that the Company has the ability and intent to hold for the foreseeable future or until maturity are recorded at their principal amount outstanding, net of unearned interest and fees. Loan origination fees, net of certain direct origination costs, are deferred and amortized over the estimated terms of the loans using the straight-line method. Interest income on loans is recognized using the effective interest method.

A loan is considered to be delinquent when payments have not been made according to contractual terms, typically evidenced by nonpayment of a monthly installment by the due date.

When management believes there is sufficient doubt as to the collectibility of principal or interest on any loan or generally when loans are
90
days or more past due, the accrual of applicable interest is discontinued and the loan is designated as nonaccrual, unless the loan is well secured and in the process of collection. Interest payments received on nonaccrual loans are either applied against principal or reported as income, according to management’s judgment as to the collectibility of principal. Loans are returned to an accrual status when factors indicating doubtful collectibility on a timely basis no longer exist.

Loans and Leases Receivable, Troubled Debt Restructuring Policy [Policy Text Block]
Loans Modified in a Troubled Debt Restructuring (TDR)

Loans are considered to have been modified in a TDR when, due to a borrower’s financial difficulty, the Company makes certain concessions to the borrower that it would not otherwise consider for new debt with similar risk characteristics. Modifications may
include interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of the collateral. Generally, a nonaccrual loan that has been modified in a TDR remains on nonaccrual status for a period of six
months to demonstrate that the borrower is able to meet the terms of the modified loan. However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may
result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is uncertain, the loan remains on nonaccrual status. Once a loan is modified in a troubled debt restructuring, it is accounted for as an impaired loan, regardless of its accrual status, until the loan is paid in full, sold or charged off.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
A
llowance
for
Loan
Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may
affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance consists of specific, historical and general components. The specific component relates to loans that are classified as either doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan are lower than the carrying value of that loan. The historical component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors. A general component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The general component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and historical losses in the portfolio. General valuation allowances are based on internal and external qualitative risk factors such as
(1)
changes in lending policies and procedures, including changes in underwriting standards and collections, charge offs, and recovery practices,
(2)
changes in international, national, regional, and local conditions,
(3)
changes in the nature and volume of the portfolio and terms of loans,
(4)
changes in the experience, depth, and ability of lending management,
(5)
changes in the volume and severity of past due loans and other similar conditions,
(6)
changes in the quality of the organization's loan review system,
(7)
changes in the value of underlying collateral for collateral dependent loans,
(8)
the existence and effect of any concentrations of credit and changes in the levels of such concentrations, and
(9)
the effect of other external factors (i.e. competition, legal and regulatory requirements) on the level of estimated credit losses.

Loans identified as losses by management, internal loan review and/or Bank examiners are charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A significant portion of the Company’s impaired loans are deemed to be collateral dependent. Management therefore measures impairment on these loans based on the fair value of the collateral. Collateral values are determined based on appraisals performed by qualified licensed appraisers hired by the Company or by senior members of the Company’s credit administration staff. The decision whether to obtain an external third
-party appraisal usually depends on the type of property being evaluated. External appraisals are usually obtained on more complex, income producing properties such as hotels, shopping centers and businesses. Less complex properties such as residential lots, farm land and single family houses may
be evaluated internally by senior credit administration staff. When the Company does obtain appraisals from external third
-parties, the values utilized in the impairment calculation are “as is” or current market values. The appraisals, whether prepared internally or externally, may
utilize a single valuation approach or a combination of approaches including the comparable sales, income and cost approach. Appraised amounts used in the impairment calculation are typically discounted
10
percent to account for selling and marketing costs, if the repayment of the loan is to come from the sale of the collateral. Although appraisals may
not be obtained each year on all impaired loans, the collateral values used in the impairment calculations are evaluated quarterly by management. Based on management’s knowledge of the collateral and the current real estate market conditions, appraised values may
be further discounted to reflect facts and circumstances known to management since the initial appraisal was performed.

Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a level
3
classification of the inputs for determining fair value. Because of the high degree of judgment required in estimating the fair value of collateral underlying impaired loans and because of the relationship between fair value and general economic conditions, we consider the fair value of impaired loans to be highly sensitive to changes in market conditions.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises
and
Equipment

Premises and equipment are recorded at acquisition cost net of accumulated depreciation.

Depreciation is charged to operations over the estimated useful lives of the assets. The estimated useful lives and methods of depreciation are as follows:

Description	Life in Years			Method

Banking Premises	15	-	40	Straight-Line and Accelerated
Furniture and Equipment	5	-	10	Straight-Line and Accelerated

Expenditures for major renewals and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. When property and equipment are retired or sold, the cost and accumulated depreciation are removed from the respective accounts and any gain or loss is reflected in other income or expense.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Other
Intangible
Assets

Intangible assets consist of core deposit intangibles acquired in connection with a business combination. The core deposit intangible is initially recognized based on an independent valuation performed as of the consummation date. The core deposit intangible is amortized by the straight-line method over the average remaining life of the acquired customer deposits.

Transfers and Servicing of Financial Assets, Transfers of Financial Assets, Policy [Policy Text Block]
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when
(1)
the assets have been isolated from the Company,
(2)
the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and
(3)
the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Cash and Cash Equivalents, Policy [Policy Text Block]
Statement
of
Cash
Flows

For reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing amounts due from banks, federal funds sold and securities purchased under agreement to resell. Cash flows from demand deposits, interest-bearing checking accounts, savings accounts, loans and certificates of deposit are reported net.

Advertising Costs, Policy [Policy Text Block]	Advertising Costs The Company expenses the cost of advertising in the periods in which those costs are incurred.
Income Tax, Policy [Policy Text Block]
Income
Taxes

The provision for income taxes is based upon income for financial statement purposes, adjusted for nontaxable income and nondeductible expenses. Deferred income taxes have been provided when different accounting methods have been used in determining income for income tax purposes and for financial reporting purposes.

Deferred tax assets and liabilities are recognized based on future tax consequences attributable to differences arising from the financial statement carrying values of assets and liabilities and their tax basis. The differences relate primarily to depreciable assets (use of different depreciation methods for financial statement and income tax purposes) and allowance for loan losses (use of the allowance method for financial statement purposes and the direct write-off method for tax purposes). In the event of changes in the tax laws, deferred tax assets and liabilities are adjusted in the period of the enactment of those changes, with effects included in the income tax provision. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company and its subsidiary file a consolidated federal income tax return. The subsidiary pays its proportional share of federal income taxes to the Company based on its taxable income.

The Company’s federal and state income tax returns for tax years
2016,
2015,
2014
and
2013
are subject to examination by the Internal Revenue Service (IRS) and the Georgia Department of Revenue, generally for three
years after filing.

Positions taken in the Company’s tax returns
may
be subject to challenge by the taxing authorities upon examination. Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than
50
percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts. The Company provides for interest and, in some cases, penalties on tax positions that may
be challenged by the taxing authorities. Interest expense is recognized beginning in the first
period that such interest would begin accruing. Penalties are recognized in the period that the Company claims the position in the tax return. Interest and penalties on income tax uncertainties are classified within income tax expense in the consolidated statements of operations.

Real Estate Owned, Valuation Allowance, Policy [Policy Text Block]
Other
Real
Estate

Other real estate generally represents real estate acquired through foreclosure and is initially recorded at estimated fair value at the date of acquisition less the cost of disposal. Losses from the acquisition of property in full or partial satisfaction of debt are recorded as loan losses. Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and valuation allowances are recorded as necessary to reduce the carrying amount to fair value less estimated cost of disposal. Routine holding costs and gains or losses upon disposition are included in foreclosed property expense.

Bank Owned Life Insurance [Policy Text Block]
Bank-Owned Life Insurance

The Company has purchased life insurance on the lives of certain key members of management and directors. The life insurance policies are recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or amounts due that are probable at settlement, if applicable. Increases in the cash surrender value are recorded as other income in the consolidated statements of income.
The cash surrender value of the insurance contracts is recorded in other assets on the consolidated balance sheets in the amount of
$15,419,269
and
$14,829,861
as of
December
31,
2016
and
2015,
respectively.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive
Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, represent equity changes from economic events of the period other than transactions with owners. Such items are considered components of other comprehensive income (loss). Accounting standards codification requires the presentation in the consolidated financial statements of net income and all items of other comprehensive income (loss) as total comprehensive income (loss).

Off-Balance-Sheet Credit Exposure, Policy [Policy Text Block]
Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the consolidated balance sheets when they are funded.

New Accounting Pronouncements, Policy [Policy Text Block]
Changes
in
Accounting
Principles
and
Effects
of
New
Accounting
Pronouncements

ASU
2014
-
09,
 Revenue from Contracts with Customers (Topic
606).
 The core principle of ASU
2014
-
09
is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity is expected to be entitled for those goods or services. ASU
2014
-
09
defines a
five
-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may
be required within the revenue recognition process than required under existing U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each performance obligation. ASU
2014
-
09,
as deferred
one
year by ASU
2015
-
14,
is effective for the Company in the
first
quarter of fiscal year
2018.
The Company is currently evaluating the impact of the pending adoption of ASU
2014
-
09
on the consolidated financial statements.

ASU
2016
-
01,

Financial Instruments – Overall (Subtopic
825
-
10):
Recognition and Measurement of Financial Assets and Financial Liabilities.
 ASU
2016
-
01,
among other things, (i) requires equity investments, with certain exceptions, to be measured at fair value with changes in fair value recognized in net income, (ii) simplifies the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, (iii) eliminates the requirement for public business entities to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet, (iv) requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, (v) requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (vi) requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset on the balance sheet or the accompanying notes to the financial statements and (viii) clarifies that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale.  ASU
2016
-
01
 will be effective for the Company on
January

1,
2018.
The Company is currently evaluating the impact of the pending adoption of ASU
2016
-
01
on the consolidated financial statements.

ASU
2016
-
02,
Leases
(Topic
842)
.
This ASU requires lessees to put most leases on their balance sheets but recognize expenses in the income statement in a manner similar to current accounting treatment. This ASU changes the guidance on sale-leaseback transactions, initial direct costs and lease execution costs, and, for lessors, modifies the classification criteria and the accounting for sales-type and direct financing leases. For public business entities, this ASU is effective for annual periods beginning after
December
15,
2018,
and interim periods therein. Entities are required to use a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements. The Company is evaluating the impact of this ASU on its financial statements and disclosures.

ASU
2016
-
09,
Compensation – Stock Compensation (Topic
718):
Improvements to Employee Share-Based Payment Accounting.
This ASU simplifies several aspects of the accounting for employee share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public business entities, this ASU is effective for financial statements issued for fiscal years beginning after
December
15,
2016,
and interim periods therein. The Company is evaluating the impact of this ASU on its financial statements and disclosures.

ASU
2016
-
13,
Financial Instruments – Credit Losses
(Topic
326).
This ASU sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supported forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. This ASU is effective for fiscal years beginning after
December
15,
2019,
including interim periods within those fiscal years. The Company is currently assessing the impact of the adoption of this ASU on its consolidated financial statements.

ASU
2016
-
15,
Statement of Cash Flows (Topic
230)
- Classification of Certain Cash Receipts and Cash Payments.
ASU
2016
-
15
provides guidance related to certain cash flow issues in order to reduce the current and potential future diversity in practice. ASU
2016
-
15
will be effective for us on
January

1,
2018
and is not expected to have a significant impact on our financial statements.